Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000892657
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Johnson Enhanced Return Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Outperform the Fund's benchmark, the S&P 500 Index, over a full market cycle.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.40%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
Expense Example, Heading	rr_ExpenseExampleHeading

Example

Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Primary Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will usually invest:

♦       a portion of its assets in stock index futures contracts that the Fund's Adviser believes will produce the returns of the large capitalization U.S. equity market, and

♦       the balance of its assets in primarily short-term investment grade fixed income securities, which the Adviser believes will produce income and enhance the Fund's returns.

Investing in stock index futures contracts requires an investment of only a small portion of the Fund's assets in order to produce a return on the Fund's total assets that approximates the return of an underlying stock index. This effect is referred to as “leverage.” The Fund attempts to track an underlying stock index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The stock index futures are used only for replication of returns, not speculation. The Fund also may invest in options on stock index futures. The Fund will normally invest at least 95% of its assets in short-term investment grade fixed income securities with an average weighted duration between 1 and 3 years.

The Fund will generally close out of positions in stock index futures only as necessary to maintain a return on the Fund's total assets that approximates the return of the underlying stock index, and will sell its fixed income securities if the security reaches the Adviser's valuation target or if the Adviser believes the issuer's fundamentals have changed.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk - The Fund value might decrease in response to general market and economic conditions.

Volatility Risk - Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.

Derivatives Risk - Derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying index. Losses from derivatives may be greater than the derivative's original cost.

Leveraging Risk - Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio. When the Fund is leveraged, it can lose more than the principal amount invested.

Correlation Risk - Due to derivative contract size limitations, the Fund's assets may be slightly under-invested or slightly over-invested compared to the underlying index, which could cause the Fund to be slightly less or more volatile than the underlying index, and the Fund's returns from the futures contracts may not mirror the underlying index.

Interest Rate Risk - Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk - The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk - The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk - The specific maturities in which the Fund invests may fall in value more than other maturities. Although the Fund's bonds are primarily short term, the bonds with longer maturities will fluctuate more than bonds with shorter maturities.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Mortgage-Backed Securities Risks - Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk - Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns may vary and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year since the Fund's inception. The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Return for the Johnson Enhanced Return Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund's returns from year to year since the Fund's inception.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 17.80% in the second quarter of 2009, and the lowest return was -20.95 in the fourth quarter of 2008.
Performance Table, Heading	rr_PerformanceTableHeading

Average Total Returns For the Periods ended December 31, 2017

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The S&P 500 Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456
Annual Return 2008	rr_AnnualReturn2008	(37.58%)
Annual Return 2009	rr_AnnualReturn2009	32.65%
Annual Return 2010	rr_AnnualReturn2010	17.56%
Annual Return 2011	rr_AnnualReturn2011	3.16%
Annual Return 2012	rr_AnnualReturn2012	18.44%
Annual Return 2013	rr_AnnualReturn2013	31.31%
Annual Return 2014	rr_AnnualReturn2014	14.42%
Annual Return 2015	rr_AnnualReturn2015	1.34%
Annual Return 2016	rr_AnnualReturn2016	12.89%
Annual Return 2017	rr_AnnualReturn2017	21.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.52%
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.70%
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.55%

[1]	"Acquired Fund Fees and Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.